S000059365 [Member] Expense Example, No Redemption - Western Asset Total Return ETF - Western Asset Total Return ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	217
Expense Example, No Redemption, 5 Years	380
Expense Example, No Redemption, 10 Years	$ 855